PRO FORMA FINANCIAL INFORMATION (UNAUDITED) (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended				10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Nov. 09, 2010	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010 Pro Forma Adjustments	Dec. 31, 2009 Pro Forma Adjustments	Dec. 31, 2010 Pro Forma	Dec. 31, 2009 Pro Forma
Total revenues	$ 373,250	$ 657,985	$ 624,179	$ 603,020	$ 620,414	$ 2,362,955	$ 2,505,597	$ 2,829,964			$ 2,492,167	$ 2,521,574
Loss from continuing operations	(249,079)	(352,693)	260,250	(197,191)	9,846	(611,790)	(279,788)	(526,991)			(698,515)	(815,025)
Minimum rents	$ 232,592						$ 1,583,609		$ 27,400	$ 36,000